RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Total		$ 603,500	$ 603,500
Notes Payable Due On December 312012 [Member]
Short-term Debt [Line Items]
Total	$ 3,500	$ 3,500	3,500
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Dec. 31, 2012	Dec. 31, 2012
Notes Payable Due On May 252022 [Member]
Short-term Debt [Line Items]
Total	$ 250,000	$ 250,000	250,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%
Debt Instrument, Maturity Date	May 25, 2022	May 25, 2022
Notes Payable Due On April 082022 [Member]
Short-term Debt [Line Items]
Total	$ 350,000	$ 350,000	$ 350,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%
Debt Instrument, Maturity Date	Apr. 08, 2022	Apr. 08, 2022